LEASES (Tables)	12 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Schedule of Amounts Recognized in Profit or Loss
The following are the amounts recognized in profit or loss in respect of leases:

	Notes	2025	2024	2023
		US$	US$	US$
Amortization of right-of-use assets	8	(793,981)	(521,099)	(249,387)
Interest expense on lease liabilities		(278,186)	(106,474)	(78,040)
Expense relating to short-term leases and leases of low-value assets		(143,789)	(72,542)	(85,100)
Net amount recognized in profit or loss		(1,215,956)	(700,115)	(412,527)